Property and Equipment (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property and Equipment [Abstract]
Acquired property and equipment	€ 0	€ 9,008
Depreciation expense	€ 10,514	€ 5,937